Business acquisitions, development projects and disposition transactions - Additional Information (Detail) $ in Thousands, $ in Thousands					12 Months Ended
	Feb. 15, 2024 USD ($)	Jun. 15, 2023 USD ($)	Dec. 29, 2022 USD ($) wind_project MWac	Jan. 01, 2022 USD ($) country	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 MWac	Dec. 29, 2022 CAD ($)
Business Acquisition [Line Items]
Other net losses					$ 132,889	$ 21,391
Gain on sale of renewable assets					0	64,028
Operating Wind Facilities in the United States
Business Acquisition [Line Items]
Equity interest (percent)			49.00%					49.00%
Number of ownership interests in wind facilities | wind_project			3
Wind power capacity (megawatt AC) | MWac			551				551
Blue Hill Wind Facility
Business Acquisition [Line Items]
Equity interest (percent)			80.00%					80.00%
Wind power capacity (megawatt AC) | MWac			175
Proceeds from sale of renewable assets			$ 277,500					$ 108,610
Gain on sale of renewable assets			$ 62,828
Kentucky Power Company and AEP Kentucky Transmission Company, Inc.
Business Acquisition [Line Items]
Other net losses					$ 46,527
New York Water Company, Inc
Business Acquisition [Line Items]
Total purchase price				$ 609,000
Number of countries | country				8
Intangible asset, useful life				64 years 8 months 26 days
Revenue						125,370
Operating income						$ 21,776
Algonquin Power Fund (America) Inc | Deerfield II
Business Acquisition [Line Items]
Debt repaid upon maturity		$ 158,550
Ownership interest acquired (percent)		50.00%
Total purchase price		$ 23,142
Tax equity funding		$ 98,955
Algonquin Power Fund (America) Inc | Sandy Ridge II Wind Facility | Subsequent Event
Business Acquisition [Line Items]
Debt repaid upon maturity	$ 162,805
Ownership interest acquired (percent)	50.00%
Total purchase price	$ 8,456
Tax equity funding	$ 60,545